Corporate information	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Corporate information
1.
Corporate information
1.1.
Incorporation

The consolidated financial statements of China Yuchai International Limited (the “Company”) and its subsidiaries (collectively, the “Group”) for the year ended December 31, 2025 were authorized for issue on April 29, 2026 in accordance with a resolution of the directors.

China Yuchai International Limited is a limited company incorporated under the laws of Bermuda on April 29, 1993 whose shares are publicly traded. The registered office of the Company is located at Clarendon House, 2 Church Street, Hamilton HM11, Bermuda. On March 7, 2008, the Company registered a branch office in Singapore, located at 16 Raffles Quay #26-00, Hong Leong Building, Singapore 048581. The principal operating office is located at 16 Raffles Quay #39-01A, Hong Leong Building, Singapore 048581.

1.2.
Investment in Guangxi Yuchai Machinery Company Limited

The Company was established to acquire a controlling financial interest in Guangxi Yuchai Machinery Company Limited (“Yuchai”), located in the People’s Republic of China (the “PRC”), which is one of the largest powertrain solution manufacturers for on-road and off-road applications.

The Company owns, through six wholly-owned subsidiaries, 361,420,150 shares or 76.4% of the issued share capital of Yuchai. Guangxi Yuchai Machinery Group Company Limited (“GY”), a state-owned enterprise, owns 22.1% of the issued share capital of Yuchai.

The detailed information of Yuchai’s significant subsidiaries, associates and joint ventures are disclosed in Notes 4, 5 and 6.

As used in this Consolidated Financial Statements, the term “Yuchai” refer to Guangxi Yuchai Machinery Company Limited and its subsidiaries.

1.3.
Investment in HL Global Enterprises Limited

In February 2006, the Group acquired debt and equity securities interest in HL Global Enterprises Limited (“HLGE”) through the Group’s wholly-owned subsidiaries, Grace Star Limited (“Grace Star”) and Venture Lewis Limited (“Venture Lewis’). HLGE is a public company listed on the Main Board of the Singapore Exchange Securities Trading Limited (“Singapore Exchange”) and primarily engaged in investment holding, and through its group companies, invests in rental property, hospitality and property developments in Asia.

Subsequent to the acquisition, the Group’s shareholding changed through various transactions. As of December 31, 2011, the Group’s equity interest in HLGE was 49.4%.

On January 13, 2012, Grace Star transferred 24,189,170 Series B redeemable convertible preference shares (“RCPS”), representing 100% of remaining unconverted Series B RCPS, in the capital of HLGE (the “Trust Preference Shares”) to the Trustee pursuant to a trust deed entered into between HLGE and the Trustee. On January 16, 2012, the Trust Preference Shares were mandatorily converted into 24,189,170 new ordinary shares in the capital of HLGE (the “Trust Shares”) resulting in the Group’s shareholding interest in HLGE decreased from 49.4% to 48.1%. On April 4, 2012, as a result of the conversion of all the outstanding Series A redeemable convertible preference shares held by Venture Delta Limited and Grace Star, into new ordinary shares in the capital of HLGE, the Group’s shareholding interest in HLGE increased from 48.1% to 48.9%. The Trust Shares are accounted for as treasury shares by HLGE, issued by HLGE and held by the Trust, which is considered as part of HLGE. As a result, the Group’s shareholding interest in HLGE is stated as 50.1%, based on the total outstanding ordinary shares of HLGE, net of the ordinary shares held by the Trustee under the Trust.

1.
Corporate information (cont’d)
1.3.
Investment in HL Global Enterprises Limited (cont’d)

As of December 31, 2013, the Group’s interest in HLGE remained at 50.1%, based on the total outstanding ordinary shares of HLGE, net of the ordinary shares held by the Trustee under the Trust.

In 2014, the Group purchased in the open market an aggregate of 465,000 ordinary shares in the capital of HLGE. As of December 31, 2014, the Group’s interest in HLGE increased from 50.1% to 50.2%, net of the ordinary shares held by the Trustee under the Trust.

In 2015, HLGE undertook a share consolidation exercise to consolidate every 10 ordinary shares in the capital of HLGE into one ordinary share. Upon completion of the share consolidation exercise, the Group held 47,107,707 ordinary shares of HLGE. As of December 31, 2015, the Group’s interest in HLGE was 50.2%, net of the ordinary shares held by the Trustee under the Trust.

As of December 31, 2024, the Group’s shareholding interest in HLGE remains at 50.2%, net of the ordinary shares held by the Trustee under the Trust.

In 2025, the Group purchased 200,000 ordinary shares in the capital of HLGE. As of December 31, 2025, the Group’s shareholding interest in HLGE increased from 50.2% to 50.4%, net of the ordinary shares held by the Trustee under the Trust.

The Group considers HLGE a subsidiary as it has power to exercise effective control and direct the activities of HLGE that most significantly affect its economic performance and has the exposure or rights to receive benefits from HLGE from its involvement.